Investment Strategy	12 Months Ended
Dec. 31, 2024
Blue Chip Account
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of companies with large market capitalizations that, in the opinion of Principal Global Investors, LLC (“PGI”), the Fund’s investment advisor, display characteristics of a “blue chip” company. For this Fund, companies with large market capitalizations are those with market capitalizations similar to companies in the S&P 500® Index (as of March 31, 2025, this was between approximately $5.3 billion and $3.3 trillion). In PGI’s view, “blue chip” companies typically display some or all of the following characteristics: (1) large, well-established, and financially sound companies; and (2) considered market leaders or among the top three companies in their sector. The Fund tends to focus on securities of companies that show potential for growth of capital as well as an expectation for above-average earnings. In selecting securities in which to invest, PGI uses a bottom-up, fundamental process, focusing on a fundamental analysis of individual companies. The Fund also invests in securities of foreign companies.
On or about July 22, 2025, add the following paragraph:
The Fund is considered non-diversified, which means it can invest a higher percentage of assets in securities of individual issuers than a diversified fund. As a result, changes in the value of a single investment could cause greater fluctuations in the Fund's share price than would occur in a more diversified fund.

Summary of Definition of Rule 35d-1 Term in Fund Name [Text Block]	For this Fund, companies with large market capitalizations are those with market capitalizations similar to companies in the S&P 500® Index (as of March 31, 2025, this was between approximately $5.3 billion and $3.3 trillion). In PGI’s view, “blue chip” companies typically display some or all of the following characteristics: (1) large, well-established, and financially sound companies; and (2) considered market leaders or among the top three companies in their sector.
Rule 35d-1 Eighty Percent Investment Policy [Text Block]	Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of companies with large market capitalizations that, in the opinion of Principal Global Investors, LLC (“PGI”), the Fund’s investment advisor, display characteristics of a “blue chip” company.
Bond Market Index Account
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
Under normal circumstances, the Fund uses a passive investment approach known as “sampling” to invest at least 80% of its net assets, plus any borrowings for investment purposes, in investments designed to track the Bloomberg US Aggregate Index (the “Index”). The Index is composed of investment-grade, fixed-rate debt issues with maturities of one year or more, including government securities, corporate securities, and asset-backed and mortgage-backed securities (securitized products). As of March 31, 2025, the Index was composed of 13,783 issues. The Index is rebalanced monthly to reflect securities that have dropped out of or entered the Index in the preceding month. Generally, the Fund makes corresponding changes to its portfolio shortly after Index changes are made public. Because of the practical difficulties and expense of purchasing all of the securities in the Index, the Fund does not purchase all of the securities in the Index. Instead, the Fund uses a sampling methodology to purchase securities with generally the same risk and return characteristics of the Index. Under normal circumstances, the Fund maintains an average portfolio duration that is in line with the duration of the Index, which as of March 31, 2025 was 6.09 years.
The Fund will not concentrate (i.e., invest more than 25% of its assets) its investments in a particular industry except to the extent the Index is so concentrated. As of March 31, 2025, the Index was not concentrated in any industry.

Summary of Definition of Rule 35d-1 Term in Fund Name [Text Block]	The Index is composed of investment-grade, fixed-rate debt issues with maturities of one year or more, including government securities, corporate securities, and asset-backed and mortgage-backed securities (securitized products).
Rule 35d-1 Eighty Percent Investment Policy [Text Block]	Under normal circumstances, the Fund uses a passive investment approach known as “sampling” to invest at least 80% of its net assets, plus any borrowings for investment purposes, in investments designed to track the Bloomberg US Aggregate Index (the “Index”).
Core Plus Bond Account
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in bonds. Bonds include securities issued or guaranteed by the U.S. government or its agencies or instrumentalities; asset-backed securities and mortgage-backed securities (securitized products, including collateralized mortgage obligations); and corporate bonds. The Fund also invests in other debt securities, including foreign securities and emerging market securities. The Fund invests in investment-grade securities and, with respect to up to 25% of its assets, in below-investment-grade securities (sometimes called “high yield” or “junk”), which are rated at the time of purchase Ba1 or lower by Moody’s Investors Service, Inc. (“Moody’s”) and BB+ or lower by S&P Global Ratings (“S&P Global”). If the security has been rated by only one of the rating agencies, that rating will determine the security’s rating; if the security is rated differently by the rating agencies, the highest rating will be used; and if the security has not been rated by either of the rating agencies, those selecting such investments will determine the security’s quality. The Fund is not managed to a particular maturity. Under normal circumstances, the Fund maintains an average portfolio duration that is within ±25% of the duration of the Bloomberg US Aggregate Index, which as of March 31, 2025 was 6.09 years. The Fund’s strategies may result in the active and frequent trading of the Fund’s portfolio securities.
The Fund enters into dollar roll transactions, which may involve leverage. The Fund invests in derivatives, including Treasury futures, credit index futures, and interest rate swaps to manage the fixed-income exposure (including for hedging purposes) and credit default swaps to increase or decrease, in an efficient manner, exposures to certain sectors or individual issuers. A derivative is a financial arrangement, the value of which is derived from, or based on, a traditional security, asset, or market index.
Summary of Definition of Rule 35d-1 Term in Fund Name [Text Block]	Bonds include securities issued or guaranteed by the U.S. government or its agencies or instrumentalities; asset-backed securities and mortgage-backed securities (securitized products, including collateralized mortgage obligations); and corporate bonds.
Rule 35d-1 Eighty Percent Investment Policy [Text Block]	Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in bonds.
Diversified Balanced Account
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
The Fund operates as a fund of funds and invests in funds and exchange-traded funds (“ETFs”) of Principal Funds, Inc., PVC, Principal Exchange-Traded Funds, and other fund complexes (collectively, the “Underlying Funds”). The Fund generally allocates approximately 50% of its assets to equity index Underlying Funds to gain broad market capitalization exposure to both U.S. and non-U.S investments, including investments in smaller companies, and approximately 50% to fixed-income index Underlying Funds for intermediate duration fixed-income exposure. The asset class diversification of the Fund is designed to moderate overall price volatility and cushion severe losses in any one investment sector.
The Fund’s assets are allocated among Underlying Funds in accordance with the Fund’s investment objective and based on qualitative and quantitative analyses and the relative market valuations of the Underlying Funds. Without shareholder approval, Principal Global Investors, LLC (“PGI”), the Fund’s investment advisor, may alter the percentage ranges and/or substitute or remove Underlying Funds when it deems appropriate. The Fund is rebalanced monthly.
The Underlying Funds utilize derivative strategies. A derivative is a financial arrangement, the value of which is derived from, or based on, a traditional security, asset, or market index. Specifically, the Underlying Funds invest in equity index futures and ETFs to manage the equity exposure.

Diversified Balanced Adaptive Allocation Account
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
The Fund operates as a fund of funds and invests in funds and exchange-traded funds (“ETFs”) of Principal Funds, Inc., PVC, Principal Exchange-Traded Funds, and other fund complexes (collectively, the “Underlying Funds”). The Fund also invests in cash and cash equivalents (as investments and/or to serve as margin or collateral for derivatives positions) and derivative instruments (primarily exchange-traded futures). A derivative is a financial arrangement, the value of which is derived from, or based on, a traditional security, asset, or market index.
The Fund uses a systematic approach to identify volatility signals in the market and determine whether equity market volatility is below or above average. During periods of lower equity market volatility, the Fund generally allocates approximately 50% of its assets to equity index Underlying Funds and long positions in ETFs and exchange-traded futures to gain broad market capitalization exposure to both U.S. and non-U.S. equity investments, including investments in smaller companies, and approximately 50% to fixed-income Underlying Funds for intermediate duration fixed-income exposure.
During periods of higher equity market volatility, the Fund implements a volatility control strategy to hedge its equity exposure. Specifically, the Fund invests in cash and/or cash equivalents, such as high-quality, short-term money market investments, and/or takes short positions in exchange-traded futures.
The Fund’s assets are allocated among Underlying Funds in accordance with the Fund’s investment objective and based on qualitative and quantitative analyses and the relative market valuations of the Underlying Funds. Without shareholder approval, Principal Global Investors, LLC (“PGI”), the Fund’s investment advisor, may alter the percentage ranges and strategy allocations and/or substitute or remove Underlying Funds when it deems appropriate. For example, during periods of higher equity market volatility, the allocations to the equity Underlying Funds might be reduced. The asset class diversification of the Fund is designed to moderate overall price volatility and cushion severe losses in any one investment sector.
Diversified Balanced Strategic Allocation Account
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
The Fund operates as a fund of funds and invests in funds and exchange-traded funds (“ETFs”) of Principal Funds, Inc., PVC, Principal Exchange-Traded Funds, and other fund complexes (collectively, the “Underlying Funds”). The Fund generally allocates approximately 50% of its assets to equity index Underlying Funds to gain broad market capitalization exposure to both U.S. and non-U.S investments, including investments in smaller companies, and approximately 50% to fixed-income index Underlying Funds for intermediate duration fixed-income exposure. The asset class diversification of the Fund is designed to moderate overall price volatility and cushion severe losses in any one investment sector.
The Fund’s assets are allocated among Underlying Funds in accordance with the Fund’s investment objective and based on qualitative and quantitative analyses and the relative market valuations of the Underlying Funds. Without shareholder approval, Principal Global Investors, LLC (“PGI”), the Fund’s investment advisor, may alter the percentage ranges and/or substitute or remove Underlying Funds when it deems appropriate. The Fund is rebalanced monthly.
The Underlying Funds utilize derivative strategies. A derivative is a financial arrangement, the value of which is derived from, or based on, a traditional security, asset, or market index. Specifically, the Underlying Funds invest in equity index futures and ETFs to manage the equity exposure, as well as vertical call spreads and vertical put spreads as part of an active strategy intended to reduce volatility. Vertical spreads are the simultaneous purchase and sale of two options of the same type with the same expiration date but two different strike prices. The strike price is the fixed price at which the owner of the option can buy (in the case of a call), or sell (in the case of a put), the underlying security.

Diversified Growth Account
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
The Fund operates as a fund of funds and invests in funds and exchange-traded funds (“ETFs”) of Principal Funds, Inc., PVC, Principal Exchange-Traded Funds, and other fund complexes (collectively, the “Underlying Funds”). The Fund generally allocates approximately 65% of its assets to equity index Underlying Funds to gain broad market capitalization exposure to both U.S. and non-U.S investments, including investments in smaller companies, and approximately 35% to fixed-income index Underlying Funds for intermediate duration fixed-income exposure. The asset class diversification of the Fund is designed to moderate overall price volatility and cushion severe losses in any one investment sector.
The Fund’s assets are allocated among Underlying Funds in accordance with the Fund’s investment objective and based on qualitative and quantitative analyses and the relative market valuations of the Underlying Funds. Without shareholder approval, Principal Global Investors, LLC (“PGI”), the Fund’s investment advisor, may alter the percentage ranges and/or substitute or remove Underlying Funds when it deems appropriate. The Fund is rebalanced monthly.
The Underlying Funds utilize derivative strategies. A derivative is a financial arrangement, the value of which is derived from, or based on, a traditional security, asset, or market index. Specifically, the Underlying Funds invest in equity index futures and ETFs to manage the equity exposure.

Diversified Growth Adaptive Allocation Account
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
The Fund operates as a fund of funds and invests in funds and exchange-traded funds (“ETFs”) of Principal Funds, Inc., PVC, Principal Exchange-Traded Funds, and other fund complexes (collectively, the “Underlying Funds”). The Fund also invests in cash and cash equivalents (as investments and/or to serve as margin or collateral for derivatives positions) and derivative instruments (primarily exchange-traded futures). A derivative is a financial arrangement, the value of which is derived from, or based on, a traditional security, asset, or market index.
The Fund uses a systematic approach to identify volatility signals in the market and determine whether equity market volatility is below or above average. During periods of lower equity market volatility, the Fund generally allocates approximately 65% of its assets to equity index Underlying Funds and long positions in ETFs and exchange-traded futures to gain broad market capitalization exposure to both U.S. and non-U.S. equity investments, including investments in smaller companies, and approximately 35% to fixed-income Underlying Funds for intermediate duration fixed-income exposure.
During periods of higher equity market volatility, the Fund implements a volatility control strategy to hedge its equity exposure. Specifically, the Fund invests in cash and/or cash equivalents, such as high-quality, short-term money market investments, and/or takes short positions in exchange-traded futures.
The Fund’s assets are allocated among Underlying Funds in accordance with the Fund’s investment objective and based on qualitative and quantitative analyses and the relative market valuations of the Underlying Funds. Without shareholder approval, Principal Global Investors, LLC (“PGI”), the Fund’s investment advisor, may alter the percentage ranges and strategy allocations and/or substitute or remove Underlying Funds when it deems appropriate. For example, during periods of higher equity market volatility, the allocations to the equity Underlying Funds might be reduced. The asset class diversification of the Fund is designed to moderate overall price volatility and cushion severe losses in any one investment sector.
Diversified Growth Strategic Allocation Account
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
The Fund operates as a fund of funds and invests in funds and exchange-traded funds (“ETFs”) of Principal Funds, Inc., PVC, Principal Exchange-Traded Funds, and other fund complexes (collectively, the “Underlying Funds”). The Fund generally allocates approximately 65% of its assets to equity index Underlying Funds to gain broad market capitalization exposure to both U.S. and non-U.S investments, including investments in smaller companies, and approximately 35% to fixed-income index Underlying Funds for intermediate duration fixed-income exposure. The asset class diversification of the Fund is designed to moderate overall price volatility and cushion severe losses in any one investment sector.
The Fund’s assets are allocated among Underlying Funds in accordance with the Fund’s investment objective and based on qualitative and quantitative analyses and the relative market valuations of the Underlying Funds. Without shareholder approval, Principal Global Investors, LLC (“PGI”), the Fund’s investment advisor, may alter the percentage ranges and/or substitute or remove Underlying Funds when it deems appropriate. The Fund is rebalanced monthly.
The Underlying Funds utilize derivative strategies. A derivative is a financial arrangement, the value of which is derived from, or based on, a traditional security, asset, or market index. Specifically, the Underlying Funds invest in equity index futures and ETFs to manage the equity exposure, as well as vertical call spreads and vertical put spreads as part of an active strategy intended to reduce volatility. Vertical spreads are the simultaneous purchase and sale of two options of the same type with the same expiration date but two different strike prices. The strike price is the fixed price at which the owner of the option can buy (in the case of a call), or sell (in the case of a put), the underlying security.

Diversified Income Account
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
The Fund operates as a fund of funds and invests in funds and exchange-traded funds (“ETFs”) of Principal Funds, Inc., PVC, Principal Exchange-Traded Funds, and other fund complexes (collectively, the “Underlying Funds”). The Fund generally allocates approximately 35% of its assets to equity index Underlying Funds to gain broad market capitalization exposure to both U.S. and non-U.S investments, including investments in smaller companies, and approximately 65% to fixed-income index Underlying Funds for intermediate duration fixed-income exposure. The asset class diversification of the Fund is designed to moderate overall price volatility and cushion severe losses in any one investment sector.
The Fund’s assets are allocated among Underlying Funds in accordance with the Fund’s investment objective and based on qualitative and quantitative analyses and the relative market valuations of the Underlying Funds. Without shareholder approval, Principal Global Investors, LLC (“PGI”), the Fund’s investment advisor, may alter the percentage ranges and/or substitute or remove Underlying Funds when it deems appropriate. The Fund is rebalanced monthly.
The Underlying Funds utilize derivative strategies. A derivative is a financial arrangement, the value of which is derived from, or based on, a traditional security, asset, or market index. Specifically, the Underlying Funds invest in equity index futures and ETFs to manage the equity exposure.

Diversified International Account
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
The Fund invests primarily in foreign equity securities. The Fund has no limitation on the percentage of assets that are invested in any one country or denominated in any one currency, but the Fund typically invests in foreign securities of at least 20 countries. Primary consideration is given to securities of issuers of developed areas (for example, Japan, Western Europe, Canada, Australia, Hong Kong, and Singapore); however, the Fund also invests in emerging market securities. The Fund invests in equity securities regardless of market capitalization size (small, medium, or large) and style (growth or value).

Equity Income Account
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in dividend-paying equity securities. The Fund defines dividend-paying equity securities as securities that produced dividend income within the last rolling 12 months. The Fund usually invests in equity securities of companies with large and medium market capitalizations. The Fund invests in value equity securities, an investment strategy that emphasizes buying equity securities that appear to be undervalued. The Fund also invests in securities of foreign issuers.

Summary of Definition of Rule 35d-1 Term in Fund Name [Text Block]	The Fund defines dividend-paying equity securities as securities that produced dividend income within the last rolling 12 months.
Rule 35d-1 Eighty Percent Investment Policy [Text Block]	Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in dividend-paying equity securities.
Global Emerging Markets Account
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of emerging market companies. The Fund considers “emerging market” to mean any market that is considered to be an emerging market by the international financial community (including the MSCI Emerging Markets Index or Bloomberg Emerging Markets USD Aggregate Bond Index). Emerging markets generally exclude the United States, Canada, Japan, Australia, Hong Kong, Singapore, New Zealand, and most nations located in Western Europe. The Fund considers a security to be tied economically to an emerging market if one or more of the following criteria is present: (i) the issuer or guarantor of the security has its principal place of business or principal office in an emerging market; (ii) the principal trading market for the security is in an emerging market; (iii) the issuer or guarantor of the security derives a majority of its revenue from emerging markets; or (iv) the currency of settlement of the security is the currency of an emerging market.
The Fund invests in equity securities regardless of market capitalization (small, medium, or large) and style (growth or value).

Summary of Definition of Rule 35d-1 Term in Fund Name [Text Block]	The Fund considers “emerging market” to mean any market that is considered to be an emerging market by the international financial community (including the MSCI Emerging Markets Index or Bloomberg Emerging Markets USD Aggregate Bond Index). Emerging markets generally exclude the United States, Canada, Japan, Australia, Hong Kong, Singapore, New Zealand, and most nations located in Western Europe.
Rule 35d-1 Eighty Percent Investment Policy [Text Block]	Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of emerging market companies.
Government and High Quality Bond Account
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in bonds issued by the U.S. government, its agencies, or instrumentalities or bonds that are rated AAA by S&P Global Ratings (“S&P Global”) or Aaa by Moody’s Investors Service, Inc. (“Moody’s”). Bonds include, but are not limited to, asset-backed securities (“ABS”), mortgage securities such as agency and non-agency collateralized mortgage obligations, and other obligations that are secured by mortgages or mortgage-backed securities (“MBS”) (also referred to as securitized products). The Fund also invests in ABS and MBS that are rated lower than AAA by S&P Global or Aaa by Moody’s (or of comparable quality), including collateralized mortgage obligations, and in other obligations that are secured by mortgages or MBS. The MBS in which the Fund invests include MBS trading in the to-be-announced (“TBA”) markets. If a security has been rated by only one of the rating agencies, that rating will determine the security’s rating; if the security is rated differently by the rating agencies, the highest rating will be used; and if the security has not been rated by either of the rating agencies, those selecting such investments will determine the security’s quality.
Under normal circumstances, the Fund maintains an average portfolio duration that is within ±50% of the duration of the Bloomberg U.S. Agency Fixed Rate MBS Index, which as of March 31, 2025 was 5.95 years. The Fund is not managed to a particular maturity. The Fund’s strategies may result in the active and frequent trading of the Fund’s portfolio securities.
The Fund invests in derivatives, including Treasury futures and securities delivered in TBA transactions, to manage the fixed-income exposure. A derivative is a financial arrangement, the value of which is derived from, or based on, a traditional security, asset, or market index.

Summary of Definition of Rule 35d-1 Term in Fund Name [Text Block]	Bonds include, but are not limited to, asset-backed securities (“ABS”), mortgage securities such as agency and non-agency collateralized mortgage obligations, and other obligations that are secured by mortgages or mortgage-backed securities (“MBS”) (also referred to as securitized products).
Rule 35d-1 Eighty Percent Investment Policy [Text Block]	Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in bonds issued by the U.S. government, its agencies, or instrumentalities or bonds that are rated AAA by S&P Global Ratings (“S&P Global”) or Aaa by Moody’s Investors Service, Inc.
LargeCap Growth Account I
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in growth equity securities of companies with large market capitalizations. For this Fund, large market capitalization growth equity securities are securities (i) with market capitalizations within the range of companies comprising the Russell 1000® Index (as of March 31, 2025, this was between approximately $270.1 million and $3.3 trillion), and (ii) that are included within at least one of the following growth indices: the MSCI All Country World IMI Growth Index, the S&P 1500 Growth Index, or the Russell 3000 Growth Index. The Fund also invests in equity securities of companies with medium market capitalizations. The Fund invested significantly in industries within the information technology sector as of March 31, 2025.
The Fund is primarily actively managed by the sub-advisors. In addition, Principal Global Investors, LLC may invest up to 30% of the Fund’s assets using an index sampling strategy designed to match the performance of the Russell 1000® Growth Index.
The Fund is considered non-diversified, which means it can invest a higher percentage of assets in securities of individual issuers than a diversified fund. As a result, changes in the value of a single investment could cause greater fluctuations in the Fund’s share price than would occur in a more diversified fund.

Summary of Definition of Rule 35d-1 Term in Fund Name [Text Block]	For this Fund, large market capitalization growth equity securities are securities (i) with market capitalizations within the range of companies comprising the Russell 1000® Index (as of March 31, 2025, this was between approximately $270.1 million and $3.3 trillion), and (ii) that are included within at least one of the following growth indices: the MSCI All Country World IMI Growth Index, the S&P 1500 Growth Index, or the Russell 3000 Growth Index.
Rule 35d-1 Eighty Percent Investment Policy [Text Block]	Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in growth equity securities of companies with large market capitalizations.
LargeCap S&P 500 Index Account
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of companies that compose the Standard & Poor’s® (“S&P”) 500 Index (the “Index”). The Index is designed to represent U.S. equities with risk/return characteristics of the large cap universe. As of March 31, 2025, the market capitalization range of the companies comprising the Index was between approximately $5.3 billion and $3.3 trillion. Each component stock of the Index is weighted in proportion to its total market value. The Index is rebalanced quarterly.
The Fund employs a passive investment approach designed to attempt to track the performance of the Index. In seeking its objective, the Fund typically employs a replication strategy, which involves investing in all the securities that make up the Index, in the same proportions as the Index.
The Fund uses derivative strategies. A derivative is a financial arrangement, the value of which is derived from, or based on, a traditional security, asset, or market index. Specifically, the Fund invests in index futures on a daily basis to gain exposure to the Index in an effort to minimize tracking error relative to the benchmark.
The Fund will not concentrate (i.e., invest more than 25% of its assets) its investments in a particular industry except to the extent the Index is so concentrated. As of March 31, 2025, the Index was not concentrated in any industry.
Note:    “Standard & Poor’s 500®” and “S&P 500®” are trademarks of S&P Global and have been licensed by Principal. The Fund is not sponsored, endorsed, sold, or promoted by S&P Global, and S&P Global makes no representation regarding the advisability of investing in the Fund.

Summary of Definition of Rule 35d-1 Term in Fund Name [Text Block]	The Index is designed to represent U.S. equities with risk/return characteristics of the large cap universe.
Rule 35d-1 Eighty Percent Investment Policy [Text Block]	Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of companies that compose the Standard & Poor’s® (“S&P”) 500 Index (the “Index”).
LargeCap S&P 500 Managed Volatility Index Account
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of companies that compose the Standard & Poor’s® (“S&P”) 500 Index (the “Index”). The Index is designed to represent U.S. equities with risk/return characteristics of the large cap universe, which include growth and value stocks. As of March 31, 2025, the market capitalization range of companies comprising the Index was between approximately $5.3 billion and $3.3 trillion. The index is rebalanced quarterly.
In part, the Fund employs a passive investment approach designed to attempt to track the performance of the Index. In seeking its objective, the Fund typically employs a replication strategy, which involves investing in all the securities that make up the Index, in the same proportion as the Index. The Fund also uses derivative strategies. A derivative is a financial arrangement, the value of which is derived from, or based on, a traditional security, asset, or market index. Specifically, this portion of the Fund invests in index futures on a daily basis to gain exposure to the Index in an effort to minimize tracking error relative to the benchmark.
The Fund also employs an active volatility management strategy that buys vertical put spreads and vertical call spreads on the S&P 500 Index, S&P 500 Index futures, and an S&P 500 Index ETF. Vertical spreads are the simultaneous purchase and sale of two options of the same type with the same expiration date but two different strike prices. The strike price is the fixed price at which the owner of the option can buy (in the case of a call), or sell (in the case of a put), the underlying security. This strategy seeks to produce gains regardless of the directional movement of the S&P 500 Index and mitigate volatility.
The Fund will not concentrate (i.e., invest more than 25% of its assets) its investments in a particular industry except to the extent the Index is so concentrated. As of March 31, 2025, the Index was not concentrated in any industry.
Note:    “Standard & Poor’s 500®” and “S&P 500®” are trademarks of S&P Global and have been licensed by PGI. The Fund is not sponsored, endorsed, sold, or promoted by S&P Global, and S&P Global makes no representation regarding the advisability of investing in the Fund.

Summary of Definition of Rule 35d-1 Term in Fund Name [Text Block]	The Index is designed to represent U.S. equities with risk/return characteristics of the large cap universe, which include growth and value stocks.
Rule 35d-1 Eighty Percent Investment Policy [Text Block]	Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of companies that compose the Standard & Poor’s® (“S&P”) 500 Index (the “Index”).
MidCap Account
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of companies with medium market capitalizations (MidCap). For this Fund, companies with medium market capitalizations (MidCap) are those with market capitalizations within the range of companies comprising the Russell MidCap® Index (as of March 31, 2025, this was between approximately $270.1 million and $192.2 billion). The Fund also invests in foreign securities.

Summary of Definition of Rule 35d-1 Term in Fund Name [Text Block]	For this Fund, companies with medium market capitalizations (MidCap) are those with market capitalizations within the range of companies comprising the Russell MidCap® Index
Rule 35d-1 Eighty Percent Investment Policy [Text Block]	Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of companies with medium market capitalizations (MidCap).
Principal Capital Appreciation Account
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
The Fund invests primarily in equity securities of U.S. companies with any market capitalization, but it has a greater exposure to large market capitalization companies than small or medium market capitalization companies. Although there is no restriction on the size of the companies in which the Fund invests, most of the Fund's investments typically include companies with a market capitalization range over $10 billion at the time of purchase. Those managing the Fund’s investments seek to invest in securities of businesses that they believe are trading at a discount to their private market value (i.e., the value of the business if it was sold), have a competitive advantage, and/or that have barriers to entry in their respective industries.

Principal Lifetime Strategic Income Account
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
The Fund invests according to an asset allocation strategy designed for investors primarily seeking current income and secondarily capital appreciation. The Fund’s asset allocation is designed for investors who are approximately 10 years beyond the normal retirement age of 65. The Fund is a fund of funds and invests in underlying funds of Principal Exchange-Traded Funds ("PETF"), Principal Funds, Inc. (“PFI”), and Principal Variable Contracts Funds, Inc. (“PVC”). Its underlying funds consist of domestic and foreign equity funds, fixed-income funds, real asset funds, and other funds that aim to offer diversification beyond traditional equity and fixed-income securities. The diversification of the Fund is designed to moderate overall price volatility. The Fund may add, remove, or substitute underlying funds at any time.
The Fund is managed with strategic or long-term asset class targets and target ranges. There is a rebalancing strategy that aligns with the target weights to identify asset classes that are either overweight or underweight. The Fund may shift asset class targets in response to normal evaluative processes, the shortening time horizon of the Fund, or changes in market forces or Fund circumstances.
In selecting underlying funds and target weights, the Fund considers both quantitative measures (e.g., past performance, expected levels of risk and returns, expense levels, diversification, and style consistency) and qualitative factors (e.g., organizational stability, investment experience, investment and risk management processes, and information, trading, and compliance systems). There are no minimum or maximum percentages of assets that the Fund must invest in a specific asset class or underlying fund.
The underlying funds invest in growth and value stocks of large market capitalization companies, fixed-income securities, domestic and foreign securities, securities denominated in foreign currencies, investment companies, securitized products, U.S. government and U.S. government-sponsored securities, and derivatives. A derivative is a financial arrangement, the value of which is derived from, or based on, a traditional security, asset, or market index. The underlying funds principally use futures, options, swaps (including, for example, credit default, interest rate, and currency swaps), and forwards in order to gain exposure to a variety of securities or asset classes or attempt to reduce risk.

Principal Lifetime 2020 Account
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
The Fund operates as a “target date fund” that invests according to an asset allocation strategy designed for investors having a retirement investment goal close to the year in the Fund’s name. The Fund is a fund of funds and invests in underlying funds of Principal Exchange-Traded Funds ("PETF"), Principal Funds, Inc. (“PFI”), and Principal Variable Contracts Funds, Inc. (“PVC”). Its underlying funds consist of domestic and foreign equity funds, fixed-income funds, real asset funds, and other funds that aim to offer diversification beyond traditional equity and fixed-income securities. The asset class diversification of the Fund is designed to moderate overall price volatility. The Fund may add, remove, or substitute underlying funds at any time.
The Fund is managed with strategic or long-term asset class targets and target ranges. There is a rebalancing strategy that aligns with the target weights to identify asset classes that are either overweight or underweight. The Fund may shift asset class targets in response to normal evaluative processes, the shortening time horizon of the Fund, or changes in market forces or Fund circumstances.
In selecting underlying funds and target weights, the Fund considers both quantitative measures (e.g., past performance, expected levels of risk and returns, expense levels, diversification, and style consistency) and qualitative factors (e.g., organizational stability, investment experience, investment and risk management processes, and information, trading, and compliance systems). There are no minimum or maximum percentages of assets that the Fund must invest in a specific asset class or underlying fund.
The underlying funds invest in growth and value stocks of small, medium, and large market capitalization companies, fixed-income securities, domestic and foreign securities, securities denominated in foreign currencies, investment companies, U.S. government and U.S. government-sponsored securities, and derivatives. A derivative is a financial arrangement, the value of which is derived from, or based on, a traditional security, asset, or market index. The underlying funds principally use futures, options, swaps (including, for example, credit default, interest rate, and currency swaps), and forwards in order to gain exposure to a variety of securities or asset classes or attempt to reduce risk.
The Fund’s asset allocation will become more conservative as the Fund reaches its stated target year and the Fund’s strategy becomes more risk adverse. Approximately 10 years after its target year, the Fund’s underlying fund allocation is expected to match that of the Principal LifeTime Strategic Income Account. At that time, the Fund may be combined with the Principal LifeTime Strategic Income Account if the Board of Directors determines that the combination is in the best interests of Fund shareholders. It is expected that at the target date in the Fund’s name, the shareholder will begin gradually withdrawing the account’s value.

Principal Lifetime 2030 Account
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
The Fund operates as a “target date fund” that invests according to an asset allocation strategy designed for investors having a retirement investment goal close to the year in the Fund’s name. The Fund is a fund of funds and invests in underlying funds of Principal Exchange-Traded Funds ("PETF"), Principal Funds, Inc. (“PFI”), and Principal Variable Contracts Funds, Inc. (“PVC”). Its underlying funds consist of domestic and foreign equity funds, fixed-income funds, real asset funds, and other funds that aim to offer diversification beyond traditional equity and fixed-income securities. The asset class diversification of the Fund is designed to moderate overall price volatility. The Fund may add, remove, or substitute underlying funds at any time.
The Fund is managed with strategic or long-term asset class targets and target ranges. There is a rebalancing strategy that aligns with the target weights to identify asset classes that are either overweight or underweight. The Fund may shift asset class targets in response to normal evaluative processes, the shortening time horizon of the Fund, or changes in market forces or Fund circumstances.
In selecting underlying funds and target weights, the Fund considers both quantitative measures (e.g., past performance, expected levels of risk and returns, expense levels, diversification, and style consistency) and qualitative factors (e.g., organizational stability, investment experience, investment and risk management processes, and information, trading, and compliance systems). There are no minimum or maximum percentages of assets that the Fund must invest in a specific asset class or underlying fund.
The underlying funds invest in growth and value stocks of small, medium, and large market capitalization companies, fixed-income securities, domestic and foreign securities, securities denominated in foreign currencies, investment companies (including index funds), U.S. government and U.S. government-sponsored securities, and derivatives. A derivative is a financial arrangement, the value of which is derived from, or based on, a traditional security, asset, or market index. The underlying funds principally use futures, options, swaps (including, for example, credit default, interest rate, and currency swaps), and forwards in order to gain exposure to a variety of securities or asset classes or attempt to reduce risk.
The Fund’s asset allocation will become more conservative as the Fund reaches its stated target year and the Fund’s strategy becomes more risk adverse. Approximately 10 years after its target year, the Fund’s underlying fund allocation is expected to match that of the Principal LifeTime Strategic Income Account. At that time, the Fund may be combined with the Principal LifeTime Strategic Income Account if the Board of Directors determines that the combination is in the best interests of Fund shareholders. It is expected that at the target date in the Fund’s name, the shareholder will begin gradually withdrawing the account’s value.

Principal Lifetime 2040 Account
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
The Fund operates as a “target date fund” that invests according to an asset allocation strategy designed for investors having a retirement investment goal close to the year in the Fund’s name. The Fund is a fund of funds and invests in underlying funds of Principal Exchange-Traded Funds ("PETF"), Principal Funds, Inc. (“PFI”), and Principal Variable Contracts Funds, Inc. (“PVC”). Its underlying funds consist of domestic and foreign equity funds, fixed-income funds, real asset funds, and other funds that aim to offer diversification beyond traditional equity and fixed-income securities. The asset class diversification of the Fund is designed to moderate overall price volatility. The Fund may add, remove, or substitute underlying funds at any time.
The Fund is managed with strategic or long-term asset class targets and target ranges. There is a rebalancing strategy that aligns with the target weights to identify asset classes that are either overweight or underweight. The Fund may shift asset class targets in response to normal evaluative processes, the shortening time horizon of the Fund, or changes in market forces or Fund circumstances.
In selecting underlying funds and target weights, the Fund considers both quantitative measures (e.g., past performance, expected levels of risk and returns, expense levels, diversification, and style consistency) and qualitative factors (e.g., organizational stability, investment experience, investment and risk management processes, and information, trading, and compliance systems). There are no minimum or maximum percentages of assets that the Fund must invest in a specific asset class or underlying fund.
The underlying funds invest in growth and value stocks of small, medium, and large market capitalization companies, fixed-income securities, domestic and foreign (including those in emerging markets) securities, securities denominated in foreign currencies, investment companies (including index funds), U.S. government and U.S. government-sponsored securities, and derivatives. A derivative is a financial arrangement, the value of which is derived from, or based on, a traditional security, asset, or market index. The underlying funds principally use equity index futures and options in order to gain exposure to a variety of securities or asset classes or attempt to reduce risk.
The Fund’s asset allocation will become more conservative as the Fund reaches its stated target year and the Fund’s strategy becomes more risk adverse. Approximately 10 years after its target year, the Fund’s underlying fund allocation is expected to match that of the Principal LifeTime Strategic Income Account. At that time, the Fund may be combined with the Principal LifeTime Strategic Income Account if the Board of Directors determines that the combination is in the best interests of Fund shareholders. It is expected that at the target date in the Fund’s name, the shareholder will begin gradually withdrawing the account’s value.

Principal Lifetime 2050 Account
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
The Fund operates as a “target date fund” that invests according to an asset allocation strategy designed for investors having a retirement investment goal close to the year in the Fund’s name. The Fund is a fund of funds and invests in underlying funds of Principal Exchange-Traded Funds ("PETF"), Principal Funds, Inc. (“PFI”), and Principal Variable Contracts Funds, Inc. (“PVC”). Its underlying funds consist of domestic and foreign equity funds, fixed-income funds, real asset funds, and other funds that aim to offer diversification beyond traditional equity and fixed-income securities. The asset class diversification of the Fund is designed to moderate overall price volatility. The Fund may add, remove, or substitute underlying funds at any time.
The Fund is managed with strategic or long-term asset class targets and target ranges. There is a rebalancing strategy that aligns with the target weights to identify asset classes that are either overweight or underweight. The Fund may shift asset class targets in response to normal evaluative processes, the shortening time horizon of the Fund, or changes in market forces or Fund circumstances.
In selecting underlying funds and target weights, the Fund considers both quantitative measures (e.g., past performance, expected levels of risk and returns, expense levels, diversification, and style consistency) and qualitative factors (e.g., organizational stability, investment experience, investment and risk management processes, and information, trading, and compliance systems). There are no minimum or maximum percentages of assets that the Fund must invest in a specific asset class or underlying fund.
The underlying funds invest in growth and value stocks of small, medium, and large market capitalization companies, fixed-income securities, domestic and foreign (including those in emerging markets) securities, securities denominated in foreign currencies, investment companies (including index funds), and derivatives. A derivative is a financial arrangement, the value of which is derived from, or based on, a traditional security, asset, or market index. The underlying funds principally use equity index futures and options in order to gain exposure to a variety of securities or asset classes or attempt to reduce risk.
The Fund’s asset allocation will become more conservative as the Fund reaches its stated target year and the Fund’s strategy becomes more risk adverse. Approximately 10 years after its target year, the Fund’s underlying fund allocation is expected to match that of the Principal LifeTime Strategic Income Account. At that time, the Fund may be combined with the Principal LifeTime Strategic Income Account if the Board of Directors determines that the combination is in the best interests of Fund shareholders. It is expected that at the target date in the Fund’s name, the shareholder will begin gradually withdrawing the account’s value.

Principal Lifetime 2060 Account
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
The Fund operates as a “target date fund” that invests according to an asset allocation strategy designed for investors having a retirement investment goal close to the year in the Fund’s name. The Fund is a fund of funds and invests in underlying funds of Principal Exchange-Traded Funds ("PETF"), Principal Funds, Inc. (“PFI”), and Principal Variable Contracts Funds, Inc. (“PVC”). Its underlying funds consist of domestic and foreign equity funds, fixed-income funds, real asset funds, and other funds that aim to offer diversification beyond traditional equity and fixed-income securities. The asset class diversification of the Fund is designed to moderate overall price volatility. The Fund may add, remove, or substitute underlying funds at any time.
The Fund is managed with strategic or long-term asset class targets and target ranges. There is a rebalancing strategy that aligns with the target weights to identify asset classes that are either overweight or underweight. The Fund may shift asset class targets in response to normal evaluative processes, the shortening time horizon of the Fund, or changes in market forces or Fund circumstances.
In selecting underlying funds and target weights, the Fund considers both quantitative measures (e.g., past performance, expected levels of risk and returns, expense levels, diversification, and style consistency) and qualitative factors (e.g., organizational stability, investment experience, investment and risk management processes, and information, trading, and compliance systems). There are no minimum or maximum percentages of assets that the Fund must invest in a specific asset class or underlying fund.
The underlying funds invest in growth and value stocks of small, medium, and large market capitalization companies, fixed-income securities, domestic and foreign (including those in emerging markets) securities, securities denominated in foreign currencies, investment companies (including index funds), and derivatives. A derivative is a financial arrangement, the value of which is derived from, or based on, a traditional security, asset, or market index. The underlying funds principally use equity index futures and options in order to gain exposure to a variety of securities or asset classes or attempt to reduce risk.
The Fund’s asset allocation will become more conservative as the Fund reaches its stated target year and the Fund’s strategy becomes more risk adverse. Approximately 10 years after its target year, the Fund’s underlying fund allocation is expected to match that of the Principal LifeTime Strategic Income Account. At that time, the Fund may be combined with the Principal LifeTime Strategic Income Account if the Board of Directors determines that the combination is in the best interests of Fund shareholders. It is expected that at the target date in the Fund’s name, the shareholder will begin gradually withdrawing the account’s value.

Real Estate Securities Account
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of companies principally engaged in the real estate industry. A real estate company has at least 50% of its assets, income, or profits derived from products or services related to the real estate industry. Real estate companies include real estate investment trusts (“REITs”) and companies with substantial real estate holdings such as paper, lumber, hotel, and entertainment companies, as well as those whose products and services relate to the real estate industry, including building supply manufacturers, mortgage lenders, and mortgage servicing companies.
REITs are pooled investment vehicles that invest in income-producing real estate, real estate-related loans, or other types of real estate interests. REITs are corporations or business trusts that are permitted to eliminate corporate level federal income taxes by meeting certain requirements of the Internal Revenue Code.
The Fund invests in equity securities regardless of market capitalization (small, medium, or large). The Fund invests in growth and value equity securities. The Fund concentrates its investments (invest more than 25% of its net assets) in securities in the real estate industry.
The Fund is considered non-diversified, which means it can invest a higher percentage of assets in securities of individual issuers than a diversified fund. As a result, changes in the value of a single investment could cause greater fluctuations in the Fund’s share price than would occur in a more diversified fund.

Summary of Definition of Rule 35d-1 Term in Fund Name [Text Block]	A real estate company has at least 50% of its assets, income, or profits derived from products or services related to the real estate industry. Real estate companies include real estate investment trusts (“REITs”) and companies with substantial real estate holdings such as paper, lumber, hotel, and entertainment companies, as well as those whose products and services relate to the real estate industry, including building supply manufacturers, mortgage lenders, and mortgage servicing companies.
Rule 35d-1 Eighty Percent Investment Policy [Text Block]	Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of companies principally engaged in the real estate industry.
Strategy Portfolio Concentration [Text]	The Fund concentrates its investments (invest more than 25% of its net assets) in securities in the real estate industry.
Strategic Asset Management Balanced Portfolio Account
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
The SAM Portfolios operate as funds of funds and invest principally in funds and exchange-traded funds (“ETFs”) of Principal Funds, Inc., PVC, and Principal Exchange-Traded Funds (“Underlying Funds”). Each SAM Portfolio generally categorizes each Underlying Fund as a fixed-income, equity, or specialty fund based on its investment profile. Each SAM Portfolio typically allocates its assets among Underlying Funds, and within predetermined percentage ranges, as determined by the SAM Portfolio in accordance with its outlook for the economy, the financial markets, and the relative market valuations of the Underlying Funds. The asset class diversification of the SAM Portfolio is designed to moderate overall price volatility and cushion severe losses in any one investment sector.
The Fund generally invests:
•between 20% and 60% of its assets in fixed-income funds, and less than 40% in any one fixed-income fund; such funds generally invest in fixed-income instruments such as securitized products and corporate bonds;
•between 40% and 80% of its assets in equity funds, and less than 30% in any one equity fund; such funds generally invest in equity securities of domestic and foreign companies (including in emerging markets), including small, medium, and large market capitalization companies, and growth and value stock; and
•less than 20% of its assets in specialty funds, and less than 20% in any one specialty fund; such funds generally offer unique combinations of traditional equity securities and fixed-income securities or use alternative investment strategies that aim to offer diversification beyond traditional equity and fixed-income securities and include investments in such assets as infrastructure, commodities, currencies, and natural resources companies.
The Fund may temporarily exceed these percentage ranges and may alter the percentage ranges when it deems appropriate.

Strategic Asset Management Conservative Balanced Portfoilio Account
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
The SAM Portfolios operate as funds of funds and invest principally in funds and exchange-traded funds (“ETFs”) of Principal Funds, Inc., PVC, and Principal Exchange-Traded Funds (“Underlying Funds”). Each SAM Portfolio generally categorizes each Underlying Fund as a fixed-income, equity, or specialty fund based on its investment profile. Each SAM Portfolio typically allocates its assets among Underlying Funds, and within predetermined percentage ranges, as determined by the SAM Portfolio in accordance with its outlook for the economy, the financial markets, and the relative market valuations of the Underlying Funds. The asset class diversification of the SAM Portfolio is designed to moderate overall price volatility and cushion severe losses in any one investment sector.
The Fund generally invests:
•between 40% and 80% of its assets in fixed-income funds, and less than 40% in any one fixed-income fund; such funds generally invest in fixed-income instruments such as high yield securities (or “junk” bonds), securitized products and corporate bonds;
•between 20% and 60% of its assets in equity funds, and less than 30% in any one equity fund; such funds generally invest in equity securities of domestic and foreign companies (including in emerging markets), including small, medium, and large market capitalization companies, and growth and value stock; and
•less than 20% of its assets in specialty funds, and less than 20% in any one specialty fund; such funds generally offer unique combinations of traditional equity securities and fixed-income securities or use alternative investment strategies that aim to offer diversification beyond traditional equity and fixed-income securities and include investments in such assets as infrastructure, commodities, currencies, and natural resources companies.
The Fund may temporarily exceed these percentage ranges and may alter the percentage ranges when it deems appropriate.

Strategic Asset Management Conservative Growth Portfolio Account
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
The SAM Portfolios operate as funds of funds and invest principally in funds and exchange-traded funds (“ETFs”) of Principal Funds, Inc., PVC, and Principal Exchange-Traded Funds (“Underlying Funds”). Each SAM Portfolio generally categorizes each Underlying Fund as a fixed-income, equity, or specialty fund based on its investment profile. Each SAM Portfolio typically allocates its assets among Underlying Funds, and within predetermined percentage ranges, as determined by the SAM Portfolio in accordance with its outlook for the economy, the financial markets, and the relative market valuations of the Underlying Funds. The asset class diversification of the SAM Portfolio is designed to moderate overall price volatility and cushion severe losses in any one investment sector.
The Fund generally invests:
•between 0% and 40% of its assets in fixed-income funds, and less than 30% in any one fixed-income fund; such funds generally invest in fixed-income instruments such as corporate bonds;
•between 60% and 100% of its assets in equity funds, and less than 40% in any one equity fund; such funds generally invest in equity securities of domestic and foreign companies (including in emerging markets), including small, medium, and large market capitalization companies, and growth and value stock; and
•less than 20% of its assets in specialty funds, and less than 20% in any one specialty fund; such funds generally offer unique combinations of traditional equity securities and fixed-income securities or use alternative investment strategies that aim to offer diversification beyond traditional equity and fixed-income securities and include investments in such assets as infrastructure, commodities, currencies, and natural resources companies.
The Fund may temporarily exceed these percentage ranges and may alter the percentage ranges when it deems appropriate.

Strategic Asset Management Flexible Income Portfolio Account
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
The SAM Portfolios operate as funds of funds and invest principally in funds and exchange-traded funds (“ETFs”) of Principal Funds, Inc., PVC, and Principal Exchange-Traded Funds (“Underlying Funds”). Each SAM Portfolio generally categorizes each Underlying Fund as a fixed-income, equity, or specialty fund based on its investment profile. Each SAM Portfolio typically allocates its assets among Underlying Funds, and within predetermined percentage ranges, as determined by the SAM Portfolio in accordance with its outlook for the economy, the financial markets, and the relative market valuations of the Underlying Funds. The asset class diversification of the SAM Portfolio is designed to moderate overall price volatility and cushion severe losses in any one investment sector.
The Fund generally invests:
•between 55% and 95% of its assets in fixed-income funds, and less than 40% in any one fixed-income fund; such funds generally invest in fixed-income instruments such as high yield securities (or “junk” bonds), securitized products, and corporate bonds;
•between 5% and 45% of its assets in equity funds, and less than 30% in any one equity fund; such funds generally invest in equity securities of domestic and foreign companies, including small, medium, and large market capitalization companies, and growth and value stock; and
•less than 20% of its assets in specialty funds, and less than 20% in any one specialty fund; such funds generally offer unique combinations of traditional equity securities and fixed-income securities or use alternative investment strategies that aim to offer diversification beyond traditional equity and fixed-income securities and include investments in such assets as infrastructure, commodities, currencies, and natural resources companies.
The Fund may temporarily exceed these percentage ranges and may alter the percentage ranges when it deems appropriate.

Strategic Asset Management Strategic Growth Portfolio Account
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
The SAM Portfolios operate as funds of funds and invest principally in funds and exchange-traded funds (“ETFs”) of Principal Funds, Inc., PVC, and Principal Exchange-Traded Funds (“Underlying Funds”). Each SAM Portfolio generally categorizes each Underlying Fund as a fixed-income, equity, or specialty fund based on its investment profile. Each SAM Portfolio typically allocates its assets among Underlying Funds, and within predetermined percentage ranges, as determined by the SAM Portfolio in accordance with its outlook for the economy, the financial markets, and the relative market valuations of the Underlying Funds. The asset class diversification of the SAM Portfolio is designed to moderate overall price volatility and cushion severe losses in any one investment sector.
The Fund generally invests:
•between 75% and 100% of its assets in equity funds, and less than 50% in any one equity fund; such funds generally invest in equity securities of domestic and foreign companies (including in emerging markets), including small, medium, and large market capitalization companies, and growth and value stock; and
•less than 20% of its assets in specialty funds, and less than 20% in any one specialty fund; such funds generally offer unique combinations of traditional equity securities or use alternative investment strategies that aim to offer diversification beyond traditional equity securities and include investments in such assets as infrastructure, commodities, currencies, and natural resources companies.
The Fund may temporarily exceed these percentage ranges and may alter the percentage ranges when it deems appropriate.

Short-Term Income Account
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
The Fund seeks to achieve its investment objective by investing in a broad range of high-quality, fixed-income securities. The Fund invests primarily in high-quality short-term bonds and other fixed-income securities that, at the time of purchase, are rated BBB- or higher by S&P Global Ratings (“S&P Global”) or Baa3 or higher by Moody’s Investors Service, Inc. (“Moody’s”). If the security has been rated by only one of the rating agencies, that rating will determine the security’s rating; if the security is rated differently by the rating agencies, the highest rating will be used; and if the security has not been rated by either of the rating agencies, those selecting such investments will determine the security’s quality. The Fund’s investments also include corporate securities, government securities, mortgage-backed and asset-backed securities (securitized products), and foreign securities.
Under normal circumstances, the Fund maintains an effective maturity of five years or less and an average portfolio duration that is within ±30% of the duration of the Bloomberg Credit 1-3 Year Index, which as of March 31, 2025 was 1.86 years.
The Fund invests in derivatives, including Treasury futures and credit index futures, for hedging purposes and to manage fixed-income exposure. A derivative is a financial arrangement, the value of which is derived from, or based on, a traditional security, asset, or market index.

SmallCap Account
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of companies with small market capitalizations. For this Fund, companies with small market capitalizations are those with market capitalizations within the range of companies comprising the Russell 2000® Index (as of March 31, 2025, this was between approximately $1.2 million and $15.4 billion). Those managing the Fund’s investments seek to invest in securities of companies that they believe have improving and sustainable business fundamentals, rising investor expectations, and attractive relative valuations.

Summary of Definition of Rule 35d-1 Term in Fund Name [Text Block]	For this Fund, companies with small market capitalizations are those with market capitalizations within the range of companies comprising the Russell 2000® Index
Rule 35d-1 Eighty Percent Investment Policy [Text Block]	Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of companies with small market capitalizations.
U.S. LargeCap S&P 500 Index Buffer January Account
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in exchange-traded funds (“ETFs”) and options that reference the S&P 500 Price Return Index (the “Index”). The Index represents U.S. equities with risk/return characteristics of the large cap universe. As of March 31, 2025, the market capitalization range of the Index was between approximately $5.3 billion and $3.3 trillion. The Index is distinct from the S&P 500 Total Return Index in that it only tracks the performance of the stock prices of the companies included in the Index and does not include returns from dividends paid by the companies included in the Index. The Fund's strategies may result in the active and frequent trading of the Fund's portfolio securities.
The Fund’s investment advisor, Principal Global Investors, LLC (“PGI”), employs a defined outcome strategy that uses options to seek to achieve exposure to the Index while mitigating the first 10% decline in the Index (the “Buffer”) over a 12-month period beginning on the first day of each January (the “Specified Date”). The one-year period following the Specified Date is referred to as the “Outcome Period.” Subject to certain limitations described in more detail below, the Fund generally seeks to maintain net costs from its use of options approximately equal to its anticipated receipt of dividends as determined at the beginning of the Outcome Period. Intra-period cash flows are managed to target and maintain the return pattern determined at the beginning of the Outcome Period. Accordingly, changes in the amounts of dividends paid by companies underlying the Index and changes in the value of companies underlying the Index can cause performance to be lower than the performance of the Index.
At the beginning of each Outcome Period, the Fund will purchase ETFs and call options that reference the Index and a put option at-the-money for the purpose of providing downside protection. The Fund will sell (write) put options on the Index or an ETF that tracks the Index with a strike price approximately 10% lower than the closing value of the Index or an ETF that tracks the Index at the beginning of the Outcome Period. The Fund will sell (write) call options on the Index or an ETF that tracks the Index with a strike price approximately 10% higher than the closing value of the Index or an ETF that tracks the Index at the beginning of the Outcome Period. As the seller of these options, the Fund receives a premium from the buyer of the options. The Fund expects to write the call options on one or more of the ETFs owned by the Fund or the Index to the extent necessary to maintain its net costs from the purchase and sale of options approximately equal to its anticipated receipt of dividends, as determined at the beginning of the Outcome Period, but it will do so only to the extent that the written call options on each respective ETF or the Index have an aggregate notional value less than or equal to the market value of the respective ETF or the Index owned by the Fund. The Fund will generally not seek to offset the costs of call options purchased. The Fund’s returns are generally expected to appreciate to a similar extent as the Index for the first 10% of the Index gains. The prices of the call options and put options sold and purchased by the Fund, in addition to the Fund’s direct investments in underlying ETFs, will determine the Fund’s exposure to the Index during the Outcome Period. Intra-period cash flows are managed to target and maintain the return pattern determined at the beginning of the Outcome Period.
An option gives the purchaser of the option the right to purchase (for a call option) or sell (for a put option) the underlying asset (or deliver cash equal to the value of an underlying index) at a specified price (the strike price). If the underlying asset declines in value, the value of a put option will generally increase (and the value of a call option will generally decrease and may end up worthless), and in the event the underlying asset appreciates in value, the value of a put option will generally decrease and may end up worthless (and the value of a call option will generally increase). Due to the cost of the options used by the Fund, the correlation of the Fund’s performance to that of the Index is expected to be less than if the Fund invested directly in the Index without using options, and could be substantially less. This means that if the Index experiences gains for an Outcome Period, the Fund may not realize gains to the same extent, as illustrated in the second hypothetical graphical illustration below.
The Fund’s strategy is to seek to protect investors from a decline of up to 10% in the performance of the Index over the Outcome Period. The Fund is not designed to protect against declines of more than 10% in the level of the Index, and there can be no guarantee that the Fund will be successful in implementing its strategy to buffer against the first 10% of Index losses. The Fund, and therefore investors, will bear all losses exceeding 10%. In addition, because the outcome is calculated before taking into account the Fund’s expenses, Fund performance over an Outcome Period will be exposed to losses beyond the Buffer in the amount of such Fund expenses. The Fund may underperform the Index due to the cost of the Buffer protection.
The Fund will invest in exchange-traded FLexible EXchange Options (“FLEX Options”), which are customized exchange-traded option contracts available through the Chicago Board Option Exchange (“Cboe”) that are guaranteed for settlement by The Options Clearing Corporation (“OCC”). FLEX Options provide investors with the ability to customize exercise prices, exercise styles, and expiration dates. All FLEX Options in the Fund are European-style options (i.e., they can only be exercised at the expiration date of the option) based on the Index or an ETF that tracks the Index and have an expiration date that is the last day of the Outcome Period.
The hypothetical graphical illustrations provided below are designed to illustrate the hypothetical outcomes of the Buffer strategy based upon hypothetical performance of the Index for a shareholder that holds shares for the entirety of an Outcome Period. The illustrations assume that the Fund will write call options with an aggregate notional amount equal to 50% of the market value of the ETFs and purchased call options. There is no guarantee that the Fund will be successful in its attempt to provide such outcomes for an Outcome Period, and the actual aggregate notional amount of written call options could be significantly different depending upon changes in the amounts of dividends paid by companies underlying the Index, changes in the value of companies underlying the index, and the relative prices of the options used by the Fund. The returns that the Fund seeks to provide do not include the costs associated with purchasing shares of the Fund and the expenses incurred by the Fund.

The Buffer is designed to have its full effect only for investors who continually hold Fund shares for an entire Outcome Period. The Fund is designed to seek to achieve the results described above for investments made on the first day of the Outcome Period and held until the last day of the Outcome Period. Investments made on any other day may differ significantly, positively or negatively, from the results described above.
The Fund’s operations are intended to be continuous. It will not terminate and distribute its assets at the conclusion of each Outcome Period. On the Specified Date, another Outcome Period will commence, and the Fund will invest in a new set of FLEX Options.
The Fund will not concentrate (i.e., invest more than 25% of its assets) its investments in a particular industry except to the extent the Index is so concentrated. As of March 31, 2025, the Index was not concentrated in any industry.
The Fund’s website, https://annuity.principal.com/variableannuity/bufferaccounts, provides important Fund information on a daily basis, including information about the Buffer, current Outcome Period start and end dates, and information relating to the remaining potential outcomes of an investment in the Fund. Investors considering purchasing shares should visit the website for the latest information.
Note: “Standard & Poor's 500®” and “S&P 500®” are trademarks of S&P Global and have been licensed by PGI. The Fund is not sponsored, endorsed, sold, or promoted by S&P Global, and S&P Global makes no representation regarding the advisability of investing in the Fund.
Summary of Definition of Rule 35d-1 Term in Fund Name [Text Block]	The Index represents U.S. equities with risk/return characteristics of the large cap universe.
Rule 35d-1 Eighty Percent Investment Policy [Text Block]	Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in exchange-traded funds (“ETFs”) and options that reference the S&P 500 Price Return Index (the “Index”).
U.S. LargeCap S&P 500 Index Buffer April Account
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in exchange-traded funds (“ETFs”) and options that reference the S&P 500 Price Return Index (the “Index”). The Index represents U.S. equities with risk/return characteristics of the large cap universe. As of March 31, 2025, the market capitalization range of the Index was between approximately $5.3 billion and $3.3 trillion. The Index is distinct from the S&P 500 Total Return Index in that it only tracks the performance of the stock prices of the companies included in the Index and does not include returns from dividends paid by the companies included in the Index. The Fund's strategies may result in the active and frequent trading of the Fund's portfolio securities.
The Fund’s investment advisor, Principal Global Investors, LLC (“PGI”), employs a defined outcome strategy that uses options to seek to achieve exposure to the Index while mitigating the first 10% decline in the Index (the “Buffer”) over a 12-month period beginning on the first day of each April (the “Specified Date”). The one-year period following the Specified Date is referred to as the “Outcome Period.” Subject to certain limitations described in more detail below, the Fund generally seeks to maintain net costs from its use of options approximately equal to its anticipated receipt of dividends as determined at the beginning of the Outcome Period. Intra-period cash flows are managed to target and maintain the return pattern determined at the beginning of the Outcome Period. Accordingly, changes in the amounts of dividends paid by companies underlying the Index and changes in the value of companies underlying the Index can cause performance to be lower than the performance of the Index.
At the beginning of each Outcome Period, the Fund will purchase ETFs and call options that reference the Index and a put option at-the-money for the purpose of providing downside protection. The Fund will sell (write) put options on the Index or an ETF that tracks the Index with a strike price approximately 10% lower than the closing value of the Index or an ETF that tracks the Index at the beginning of the Outcome Period. The Fund will sell (write) call options on the Index or an ETF that tracks the Index with a strike price approximately 10% higher than the closing value of the Index or an ETF that tracks the Index at the beginning of the Outcome Period. As the seller of these options, the Fund receives a premium from the buyer of the options. The Fund expects to write the call options on one or more of the ETFs owned by the Fund or the Index to the extent necessary to maintain its net costs from the purchase and sale of options approximately equal to its anticipated receipt of dividends, as determined at the beginning of the Outcome Period, but it will do so only to the extent that the written call options on each respective ETF or the Index have an aggregate notional value less than or equal to the market value of the respective ETF or the Index owned by the Fund. The Fund will generally not seek to offset the costs of call options purchased. The Fund’s returns are generally expected to appreciate to a similar extent as the Index for the first 10% of the Index gains. The prices of the call options and put options sold and purchased by the Fund, in addition to the Fund’s direct investments in underlying ETFs, will determine the Fund’s exposure to the Index during the Outcome Period. Intra-period cash flows are managed to target and maintain the return pattern determined at the beginning of the Outcome Period.
An option gives the purchaser of the option the right to purchase (for a call option) or sell (for a put option) the underlying asset (or deliver cash equal to the value of an underlying index) at a specified price (the strike price). If the underlying asset declines in value, the value of a put option will generally increase (and the value of a call option will generally decrease and may end up worthless), and in the event the underlying asset appreciates in value, the value of a put option will generally decrease and may end up worthless (and the value of a call option will generally increase). Due to the cost of the options used by the Fund, the correlation of the Fund’s performance to that of the Index is expected to be less than if the Fund invested directly in the Index without using options, and could be substantially less. This means that if the Index experiences gains for an Outcome Period, the Fund may not realize gains to the same extent, as illustrated in the second hypothetical graphical illustration below.
The Fund’s strategy is to seek to protect investors from a decline of up to 10% in the performance of the Index over the Outcome Period. The Fund is not designed to protect against declines of more than 10% in the level of the Index, and there can be no guarantee that the Fund will be successful in implementing its strategy to buffer against the first 10% of Index losses. The Fund, and therefore investors, will bear all losses exceeding 10%. In addition, because the outcome is calculated before taking into account the Fund’s expenses, Fund performance over an Outcome Period will be exposed to losses beyond the Buffer in the amount of such Fund expenses. The Fund may underperform the Index due to the cost of the Buffer protection.
The Fund will invest in exchange-traded FLexible EXchange Options (“FLEX Options”), which are customized exchange-traded option contracts available through the Chicago Board Option Exchange (“Cboe”) that are guaranteed for settlement by The Options Clearing Corporation (“OCC”). FLEX Options provide investors with the ability to customize exercise prices, exercise styles, and expiration dates. All FLEX Options in the Fund are European-style options (i.e., they can only be exercised at the expiration date of the option) based on the Index or an ETF that tracks the Index and have an expiration date that is the last day of the Outcome Period.
The hypothetical graphical illustrations provided below are designed to illustrate the hypothetical outcomes of the Buffer strategy based upon hypothetical performance of the Index for a shareholder that holds shares for the entirety of an Outcome Period. The illustrations assume that the Fund will write call options with an aggregate notional amount equal to 50% of the market value of the ETFs and purchased call options. There is no guarantee that the Fund will be successful in its attempt to provide such outcomes for an Outcome Period, and the actual aggregate notional amount of written call options could be significantly different depending upon changes in the amounts of dividends paid by companies underlying the Index, changes in the value of companies underlying the index, and the relative prices of the options used by the Fund. The returns that the Fund seeks to provide do not include the costs associated with purchasing shares of the Fund and the expenses incurred by the Fund.

The Buffer is designed to have its full effect only for investors who continually hold Fund shares for an entire Outcome Period. The Fund is designed to seek to achieve the results described above for investments made on the first day of the Outcome Period and held until the last day of the Outcome Period. Investments made on any other day may differ significantly, positively or negatively, from the results described above.
The Fund’s operations are intended to be continuous. It will not terminate and distribute its assets at the conclusion of each Outcome Period. On the Specified Date, another Outcome Period will commence, and the Fund will invest in a new set of FLEX Options.
The Fund will not concentrate (i.e., invest more than 25% of its assets) its investments in a particular industry except to the extent the Index is so concentrated. As of March 31, 2025, the Index was not concentrated in any industry.
The Fund’s website, https://annuity.principal.com/variableannuity/bufferaccounts, provides important Fund information on a daily basis, including information about the Buffer, current Outcome Period start and end dates, and information relating to the remaining potential outcomes of an investment in the Fund. Investors considering purchasing shares should visit the website for the latest information.
Note:    “Standard & Poor's 500®” and “S&P 500®” are trademarks of S&P Global and have been licensed by PGI. The Fund is not sponsored, endorsed, sold, or promoted by S&P Global, and S&P Global makes no representation regarding the advisability of investing in the Fund.

Summary of Definition of Rule 35d-1 Term in Fund Name [Text Block]	The Index represents U.S. equities with risk/return characteristics of the large cap universe.
Rule 35d-1 Eighty Percent Investment Policy [Text Block]	Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in exchange-traded funds (“ETFs”) and options that reference the S&P 500 Price Return Index (the “Index”).
U.S. LargeCap S&P 500 Index Buffer July Account
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in exchange-traded funds (“ETFs”) and options that reference the S&P 500 Price Return Index (the “Index”). The Index represents U.S. equities with risk/return characteristics of the large cap universe. As of March 31, 2025, the market capitalization range of the Index was between approximately $5.3 billion and $3.3 trillion. The Index is distinct from the S&P 500 Total Return Index in that it only tracks the performance of the stock prices of the companies included in the Index and does not include returns from dividends paid by the companies included in the Index. The Fund's strategies may result in the active and frequent trading of the Fund's portfolio securities.
The Fund’s investment advisor, Principal Global Investors, LLC (“PGI”), employs a defined outcome strategy that uses options to seek to achieve exposure to the Index while mitigating the first 10% decline in the Index (the “Buffer”) over a 12-month period beginning on the first day of each July (the “Specified Date”). The one-year period following the Specified Date is referred to as the “Outcome Period.” Subject to certain limitations described in more detail below, the Fund generally seeks to maintain net costs from its use of options approximately equal to its anticipated receipt of dividends as determined at the beginning of the Outcome Period. Intra-period cash flows are managed to target and maintain the return pattern determined at the beginning of the Outcome Period. Accordingly, changes in the amounts of dividends paid by companies underlying the Index and changes in the value of companies underlying the Index can cause performance to be lower than the performance of the Index.
At the beginning of each Outcome Period, the Fund will purchase ETFs and call options that reference the Index and a put option at-the-money for the purpose of providing downside protection. The Fund will sell (write) put options on the Index or an ETF that tracks the Index with a strike price approximately 10% lower than the closing value of the Index or an ETF that tracks the Index at the beginning of the Outcome Period. The Fund will sell (write) call options on the Index or an ETF that tracks the Index with a strike price approximately 10% higher than the closing value of the Index or an ETF that tracks the Index at the beginning of the Outcome Period. As the seller of these options, the Fund receives a premium from the buyer of the options. The Fund expects to write the call options on one or more of the ETFs owned by the Fund or the Index to the extent necessary to maintain its net costs from the purchase and sale of options approximately equal to its anticipated receipt of dividends, as determined at the beginning of the Outcome Period, but it will do so only to the extent that the written call options on each respective ETF or the Index have an aggregate notional value less than or equal to the market value of the respective ETF or the Index owned by the Fund. The Fund will generally not seek to offset the costs of call options purchased. The Fund’s returns are generally expected to appreciate to a similar extent as the Index for the first 10% of the Index gains. The prices of the call options and put options sold and purchased by the Fund, in addition to the Fund’s direct investments in underlying ETFs, will determine the Fund’s exposure to the Index during the Outcome Period. Intra-period cash flows are managed to target and maintain the return pattern determined at the beginning of the Outcome Period.
An option gives the purchaser of the option the right to purchase (for a call option) or sell (for a put option) the underlying asset (or deliver cash equal to the value of an underlying index) at a specified price (the strike price). If the underlying asset declines in value, the value of a put option will generally increase (and the value of a call option will generally decrease and may end up worthless), and in the event the underlying asset appreciates in value, the value of a put option will generally decrease and may end up worthless (and the value of a call option will generally increase). Due to the cost of the options used by the Fund, the correlation of the Fund’s performance to that of the Index is expected to be less than if the Fund invested directly in the Index without using options, and could be substantially less. This means that if the Index experiences gains for an Outcome Period, the Fund may not realize gains to the same extent, as illustrated in the second hypothetical graphical illustration below.
The Fund’s strategy is to seek to protect investors from a decline of up to 10% in the performance of the Index over the Outcome Period. The Fund is not designed to protect against declines of more than 10% in the level of the Index, and there can be no guarantee that the Fund will be successful in implementing its strategy to buffer against the first 10% of Index losses. The Fund, and therefore investors, will bear all losses exceeding 10%. In addition, because the outcome is calculated before taking into account the Fund’s expenses, Fund performance over an Outcome Period will be exposed to losses beyond the Buffer in the amount of such Fund expenses. The Fund may underperform the Index due to the cost of the Buffer protection.
The Fund will invest in exchange-traded FLexible EXchange Options (“FLEX Options”), which are customized exchange-traded option contracts available through the Chicago Board Option Exchange (“Cboe”) that are guaranteed for settlement by The Options Clearing Corporation (“OCC”). FLEX Options provide investors with the ability to customize exercise prices, exercise styles, and expiration dates. All FLEX Options in the Fund are European-style options (i.e., they can only be exercised at the expiration date of the option) based on the Index or an ETF that tracks the Index and have an expiration date that is the last day of the Outcome Period.
The hypothetical graphical illustrations provided below are designed to illustrate the hypothetical outcomes of the Buffer strategy based upon hypothetical performance of the Index for a shareholder that holds shares for the entirety of an Outcome Period. The illustrations assume that the Fund will write call options with an aggregate notional amount equal to 50% of the market value of the ETFs and purchased call options. There is no guarantee that the Fund will be successful in its attempt to provide such outcomes for an Outcome Period, and the actual aggregate notional amount of written call options could be significantly different depending upon changes in the amounts of dividends paid by companies underlying the Index, changes in the value of companies underlying the index, and the relative prices of the options used by the Fund. The returns that the Fund seeks to provide do not include the costs associated with purchasing shares of the Fund and the expenses incurred by the Fund.

The Buffer is designed to have its full effect only for investors who continually hold Fund shares for an entire Outcome Period. The Fund is designed to seek to achieve the results described above for investments made on the first day of the Outcome Period and held until the last day of the Outcome Period. Investments made on any other day may differ significantly, positively or negatively, from the results described above.
The Fund’s operations are intended to be continuous. It will not terminate and distribute its assets at the conclusion of each Outcome Period. On the Specified Date, another Outcome Period will commence, and the Fund will invest in a new set of FLEX Options.
The Fund will not concentrate (i.e., invest more than 25% of its assets) its investments in a particular industry except to the extent the Index is so concentrated. As of March 31, 2025, the Index was not concentrated in any industry.
The Fund’s website, https://annuity.principal.com/variableannuity/bufferaccounts, provides important Fund information on a daily basis, including information about the Buffer, current Outcome Period start and end dates, and information relating to the remaining potential outcomes of an investment in the Fund. Investors considering purchasing shares should visit the website for the latest information.
Note:    “Standard & Poor's 500®” and “S&P 500®” are trademarks of S&P Global and have been licensed by PGI. The Fund is not sponsored, endorsed, sold, or promoted by S&P Global, and S&P Global makes no representation regarding the advisability of investing in the Fund.

Summary of Definition of Rule 35d-1 Term in Fund Name [Text Block]	The Index represents U.S. equities with risk/return characteristics of the large cap universe.
Rule 35d-1 Eighty Percent Investment Policy [Text Block]	Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in exchange-traded funds (“ETFs”) and options that reference the S&P 500 Price Return Index (the “Index”).
U.S. LargeCap S&P 500 Index Buffer October Account
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in exchange-traded funds (“ETFs”) and options that reference the S&P 500 Price Return Index (the “Index”). The Index represents U.S. equities with risk/return characteristics of the large cap universe. As of March 31, 2025, the market capitalization range of the Index was between approximately $5.3 billion and $3.3 trillion. The Index is distinct from the S&P 500 Total Return Index in that it only tracks the performance of the stock prices of the companies included in the Index and does not include returns from dividends paid by the companies included in the Index. The Fund's strategies may result in the active and frequent trading of the Fund's portfolio securities.
The Fund’s investment advisor, Principal Global Investors, LLC (“PGI”), employs a defined outcome strategy that uses options to seek to achieve exposure to the Index while mitigating the first 10% decline in the Index (the “Buffer”) over a 12-month period beginning on the first day of each October (the “Specified Date”). The one-year period following the Specified Date is referred to as the “Outcome Period.” Subject to certain limitations described in more detail below, the Fund generally seeks to maintain net costs from its use of options approximately equal to its anticipated receipt of dividends as determined at the beginning of the Outcome Period. Intra-period cash flows are managed to target and maintain the return pattern determined at the beginning of the Outcome Period. Accordingly, changes in the amounts of dividends paid by companies underlying the Index and changes in the value of companies underlying the Index can cause performance to be lower than the performance of the Index.
At the beginning of each Outcome Period, the Fund will purchase ETFs and call options that reference the Index and a put option at-the-money for the purpose of providing downside protection. The Fund will sell (write) put options on the Index or an ETF that tracks the Index with a strike price approximately 10% lower than the closing value of the Index or an ETF that tracks the Index at the beginning of the Outcome Period. The Fund will sell (write) call options on the Index or an ETF that tracks the Index with a strike price approximately 10% higher than the closing value of the Index or an ETF that tracks the Index at the beginning of the Outcome Period. As the seller of these options, the Fund receives a premium from the buyer of the options. The Fund expects to write the call options on one or more of the ETFs owned by the Fund or the Index to the extent necessary to maintain its net costs from the purchase and sale of options approximately equal to its anticipated receipt of dividends, as determined at the beginning of the Outcome Period, but it will do so only to the extent that the written call options on each respective ETF or the Index have an aggregate notional value less than or equal to the market value of the respective ETF or the Index owned by the Fund. The Fund will generally not seek to offset the costs of call options purchased. The Fund’s returns are generally expected to appreciate to a similar extent as the Index for the first 10% of the Index gains. The prices of the call options and put options sold and purchased by the Fund, in addition to the Fund’s direct investments in underlying ETFs, will determine the Fund’s exposure to the Index during the Outcome Period. Intra-period cash flows are managed to target and maintain the return pattern determined at the beginning of the Outcome Period.
An option gives the purchaser of the option the right to purchase (for a call option) or sell (for a put option) the underlying asset (or deliver cash equal to the value of an underlying index) at a specified price (the strike price). If the underlying asset declines in value, the value of a put option will generally increase (and the value of a call option will generally decrease and may end up worthless), and in the event the underlying asset appreciates in value, the value of a put option will generally decrease and may end up worthless (and the value of a call option will generally increase). Due to the cost of the options used by the Fund, the correlation of the Fund’s performance to that of the Index is expected to be less than if the Fund invested directly in the Index without using options, and could be substantially less. This means that if the Index experiences gains for an Outcome Period, the Fund may not realize gains to the same extent, as illustrated in the second hypothetical graphical illustration below.
The Fund’s strategy is to seek to protect investors from a decline of up to 10% in the performance of the Index over the Outcome Period. The Fund is not designed to protect against declines of more than 10% in the level of the Index, and there can be no guarantee that the Fund will be successful in implementing its strategy to buffer against the first 10% of Index losses. The Fund, and therefore investors, will bear all losses exceeding 10%. In addition, because the outcome is calculated before taking into account the Fund’s expenses, Fund performance over an Outcome Period will be exposed to losses beyond the Buffer in the amount of such Fund expenses. The Fund may underperform the Index due to the cost of the Buffer protection.
The Fund will invest in exchange-traded FLexible EXchange Options (“FLEX Options”), which are customized exchange-traded option contracts available through the Chicago Board Option Exchange (“Cboe”) that are guaranteed for settlement by The Options Clearing Corporation (“OCC”). FLEX Options provide investors with the ability to customize exercise prices, exercise styles, and expiration dates. All FLEX Options in the Fund are European-style options (i.e., they can only be exercised at the expiration date of the option) based on the Index or an ETF that tracks the Index and have an expiration date that is the last day of the Outcome Period.
The hypothetical graphical illustrations provided below are designed to illustrate the hypothetical outcomes of the Buffer strategy based upon hypothetical performance of the Index for a shareholder that holds shares for the entirety of an Outcome Period. The illustrations assume that the Fund will write call options with an aggregate notional amount equal to 50% of the market value of the ETFs and purchased call options. There is no guarantee that the Fund will be successful in its attempt to provide such outcomes for an Outcome Period, and the actual aggregate notional amount of written call options could be significantly different depending upon changes in the amounts of dividends paid by companies underlying the Index, changes in the value of companies underlying the index, and the relative prices of the options used by the Fund. The returns that the Fund seeks to provide do not include the costs associated with purchasing shares of the Fund and the expenses incurred by the Fund.

The Buffer is designed to have its full effect only for investors who continually hold Fund shares for an entire Outcome Period. The Fund is designed to seek to achieve the results described above for investments made on the first day of the Outcome Period and held until the last day of the Outcome Period. Investments made on any other day may differ significantly, positively or negatively, from the results described above.
The Fund’s operations are intended to be continuous. It will not terminate and distribute its assets at the conclusion of each Outcome Period. On the Specified Date, another Outcome Period will commence, and the Fund will invest in a new set of FLEX Options.
The Fund will not concentrate (i.e., invest more than 25% of its assets) its investments in a particular industry except to the extent the Index is so concentrated. As of March 31, 2025, the Index was not concentrated in any industry.
The Fund’s website, https://annuity.principal.com/variableannuity/bufferaccounts, provides important Fund information on a daily basis, including information about the Buffer, current Outcome Period start and end dates, and information relating to the remaining potential outcomes of an investment in the Fund. Investors considering purchasing shares should visit the website for the latest information.
Note:    “Standard & Poor's 500®” and “S&P 500®” are trademarks of S&P Global and have been licensed by PGI. The Fund is not sponsored, endorsed, sold, or promoted by S&P Global, and S&P Global makes no representation regarding the advisability of investing in the Fund.

Summary of Definition of Rule 35d-1 Term in Fund Name [Text Block]	The Index represents U.S. equities with risk/return characteristics of the large cap universe.
Rule 35d-1 Eighty Percent Investment Policy [Text Block]	Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in exchange-traded funds (“ETFs”) and options that reference the S&P 500 Price Return Index (the “Index”).